Note 10 - Deposits - Scheduled Maturities of Certificates of Deposit (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 246,342
2021	52,165
2022	34,903
2023	9,555
2024	4,147
Thereafter	367
Total time deposits	$ 347,479